Components of deferred tax assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Tax Credit Carryforwards Other	$ 2,666	$ 3,459
Deferred Tax Asset Operating Loss Carryforwards And Other Carryforwards	1,201,174	1,174,488
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits	97,276	104,663
Allowance for loan losses	592,664	605,105
Deferred Tax Assets Depreciation	6,699	5,527
Other temporary differences	31,864	27,341
Total gross deferred tax assets	1,953,341	1,943,478
Deferred Tax Liabilities Abstract
Deferred Tax Liabilities Deferred Expense Deferred Policy Acquisition Cost	37,281	32,293
Deferred Tax Liabilities Parents Basis In Discontinued Operation	6,400	20,721
FDIC-assisted transaction	53,351	142,000
Deferred Tax Liabilities, Investments	51,002	73,991
Other temporary differences	10,142	6,187
Total gross deferred tax liabilities	161,635	279,469
Valuation allowance	1,260,542	1,259,358
Net deferred tax asset	531,164	404,651
Loans Member
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	6,579	6,788
Deferred Tax Liabilities Abstract
Deferred Tax Liabilities Deferred Expense Deferred Financing Costs	3,459	4,277
Gains Losses On Sales Of Assets Member
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	10,528	11,763
Intercompany [Member]
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	$ 3,891	$ 4,344